General (Details) $ in Millions	12 Months Ended
	Nov. 30, 2020 USD ($) cruiseLine company	Jan. 14, 2021 cruise_ship	Nov. 30, 2019 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of world's leading cruise lines | cruiseLine	9
Number of companies operating as a single economic enterprise | company	2
DLC arrangement current equalization ratio	1
Cash and cash equivalents | $	$ 9,513		$ 518
Carnival PLC
Organization, Consolidation and Presentation of Financial Statements [Line Items]
DLC arrangement current equalization ratio	1
Subsequent Event
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of cruise ships with guests onboard | cruise_ship		0